Income tax credit - Deferred tax assets and liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the period	$ (1,951,154)		$ 669,867
Charged/(credited) to profit or loss	2,530,047	$ (1,957,229)	(684,740)
Exchange differences	903	6,075	14,873
At the end of the year	579,796	(1,951,154)
Depreciation allowances in excess of the related depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the period	364,745	36,504	135,842
Charged/(credited) to profit or loss	906,775	315,514	(99,338)
Exchange differences	(3,839)	12,727
At the end of the year	1,267,681	364,745	36,504
Tax losses recognized
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the period	(3,347,753)	(1,169,865)	(697,506)
Charged/(credited) to profit or loss	1,528,881	(2,138,179)	(449,624)
Exchange differences	9,710	(39,709)	(22,735)
At the end of the year	(1,809,162)	(3,347,753)	(1,169,865)
Intangible assets arising from business combination
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the period	1,031,854	1,133,361	1,231,531
Charged/(credited) to profit or loss	94,391	(134,564)	(135,778)
Exchange differences	(4,968)	33,057	37,608
At the end of the year	$ 1,121,277	$ 1,031,854	$ 1,133,361